Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Sep. 16, 2016
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Legg Mason BW Alternative Credit Fund Legg Mason BW Global High Yield Fund	Barclays Global High Yield Index	Bloomberg Barclays Global High Yield Index
Western Asset Global High Yield Bond Fund	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)
Legg Mason BW Global Flexible Income Fund
EnTrustPermal Alternative Core Fund
QS Conservative Growth Fund
QS Defensive Growth Fund
QS Dynamic Multi-Strategy Fund
QS Growth Fund
QS Moderate Growth Fund
Western Asset Core Bond Fund
Western Asset Core Plus Bond Fund
Western Asset Total Return Unconstrained Fund
	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index
QS Strategic Real Return Fund Western Asset Inflation Indexed Plus Bond Fund	Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index
Western Asset California Municipals Fund	Barclays California Municipal Bond Index	Bloomberg Barclays California Municipal Bond Index
Western Asset Corporate Bond Fund	Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index
Western Asset Global Strategic Income Fund	Barclays U.S. Universal Index	Bloomberg Barclays U.S. Universal Index
Western Asset Intermediate Maturity California Municipals Fund	Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index
Western Asset Intermediate Maturity New York Municipals Fund	Barclays New York Intermediate Municipal Bond Index	Bloomberg Barclays New York Intermediate Municipal Bond Index
Western Asset Intermediate-Term Municipals Fund	Barclays Municipal 1-15 Year Bond Index	Bloomberg Barclays Municipal 1-15 Year Bond Index
Western Asset Managed Municipals Fund Western Asset Municipal High Income Fund	Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index
Western Asset Massachusetts Municipals Fund	Barclays Massachusetts Municipal Bond Index	Bloomberg Barclays Massachusetts Municipal Bond Index
Western Asset Mortgage Backed Securities Fund	Barclays U.S. Mortgage-Backed Securities Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index
Western Asset New Jersey Municipals Fund	Barclays New Jersey Municipal Bond Index	Bloomberg Barclays New Jersey Municipal Bond Index
Western Asset New York Municipals Fund	Barclays New York Municipal Bond Index	Bloomberg Barclays New York Municipal Bond Index
Western Asset Oregon Municipals Fund	Barclays Oregon Municipal Bond Index	Bloomberg Barclays Oregon Municipal Bond Index
Western Asset Pennsylvania Municipals Fund	Barclays Pennsylvania Municipal Bond Index	Bloomberg Barclays Pennsylvania Municipal Bond Index
Western Asset Short Duration High Income Fund	Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	Bloomberg Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Western Asset Short Duration Municipal Income Fund	Barclays Three-Year Municipal Bond Index	Bloomberg Barclays Three-Year Municipal Bond Index
Western Asset High Yield Fund	Barclays U.S. Corporate High Yield – 2% Issuer Cap Index	Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Cap Index
Western Asset Intermediate Bond Fund	Barclays Intermediate U.S. Government Credit Index	Bloomberg Barclays Intermediate U.S. Government Credit Index

SCHEDULE A

Fund	Date of Prospectus

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Alternative Credit Fund	March 1, 2016
Legg Mason BW Global Flexible Income Fund	May 31, 2016
Legg Mason BW Global High Yield Fund	March 1, 2016
QS Strategic Real Return Fund	February 1, 2016

LEGG MASON PARTNERS EQUITY TRUST
EnTrustPermal Alternative Core Fund	May 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Growth Fund	June 1, 2016
QS Moderate Growth Fund	June 1, 2016

LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	June 30, 2016
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 25, 2015
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2016
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2016
Western Asset Intermediate-Term Municipals Fund	August 1, 2016
Western Asset Managed Municipals Fund	June 30, 2016
Western Asset Massachusetts Municipals Fund	March 31, 2016
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 25, 2015
Western Asset New Jersey Municipals Fund	August 1, 2016
Western Asset New York Municipals Fund	August 1, 2016
Western Asset Oregon Municipals Fund	September 1, 2016
Western Asset Pennsylvania Municipals Fund	August 1, 2016
Western Asset Short Duration High Income Fund	November 25, 2015
Western Asset Short Duration Municipal Income Fund	March 1, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2015
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2015
Western Asset Total Return Unconstrained Fund	September 30, 2015

Legg Mason Global Asset Management Trust | Legg Mason BW Alternative Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Legg Mason BW Alternative Credit Fund	Barclays Global High Yield Index	Bloomberg Barclays Global High Yield Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Alternative Credit Fund	March 1, 2016

Legg Mason Global Asset Management Trust | Legg Mason BW Global Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Legg Mason BW Global Flexible Income Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global Flexible Income Fund	May 31, 2016

Legg Mason Global Asset Management Trust | Legg Mason BW Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Legg Mason BW Global High Yield Fund	Barclays Global High Yield Index	Bloomberg Barclays Global High Yield Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global High Yield Fund	March 1, 2016

Legg Mason Global Asset Management Trust | QS Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Strategic Real Return Fund	Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Strategic Real Return Fund	February 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | EnTrustPermal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
EnTrustPermal Alternative Core Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
EnTrustPermal Alternative Core Fund	May 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Conservative Growth Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Conservative Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Defensive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Defensive Growth Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Defensive Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Dynamic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Dynamic Multi-Strategy Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Dynamic Multi-Strategy Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Growth Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
QS Moderate Growth Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Moderate Growth Fund	June 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset California Municipals Fund	Barclays California Municipal Bond Index	Bloomberg Barclays California Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	June 30, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Corporate Bond Fund	Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Global High Yield Bond Fund	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global High Yield Bond Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Global Strategic Income Fund	Barclays U.S. Universal Index	Bloomberg Barclays U.S. Universal Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global Strategic Income Fund	November 25, 2015

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate Maturity California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Intermediate Maturity California Municipals Fund	Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate Maturity New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Intermediate Maturity New York Municipals Fund	Barclays New York Intermediate Municipal Bond Index	Bloomberg Barclays New York Intermediate Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate-Term Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Intermediate-Term Municipals Fund	Barclays Municipal 1-15 Year Bond Index	Bloomberg Barclays Municipal 1-15 Year Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate-Term Municipals Fund	August 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Managed Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Managed Municipals Fund	Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Managed Municipals Fund	June 30, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Massachusetts Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Massachusetts Municipals Fund	Barclays Massachusetts Municipal Bond Index	Bloomberg Barclays Massachusetts Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Massachusetts Municipals Fund	March 31, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Mortgage Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Mortgage Backed Securities Fund	Barclays U.S. Mortgage-Backed Securities Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Mortgage Backed Securities Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Municipal High Income Fund	Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Municipal High Income Fund	November 25, 2015

LEGG MASON PARTNERS INCOME TRUST | Western Asset New Jersey Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset New Jersey Municipals Fund	Barclays New Jersey Municipal Bond Index	Bloomberg Barclays New Jersey Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New Jersey Municipals Fund	August 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset New York Municipals Fund	Barclays New York Municipal Bond Index	Bloomberg Barclays New York Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New York Municipals Fund	August 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Oregon Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Oregon Municipals Fund	Barclays Oregon Municipal Bond Index	Bloomberg Barclays Oregon Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Oregon Municipals Fund	September 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Pennsylvania Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Pennsylvania Municipals Fund	Barclays Pennsylvania Municipal Bond Index	Bloomberg Barclays Pennsylvania Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Pennsylvania Municipals Fund	August 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Short Duration High Income Fund	Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	Bloomberg Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration High Income Fund	November 25, 2015

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Short Duration Municipal Income Fund	Barclays Three-Year Municipal Bond Index	Bloomberg Barclays Three-Year Municipal Bond Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration Municipal Income Fund	March 1, 2016

WESTERN ASSET FUNDS INC | Western Asset Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Core Bond Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Core Plus Bond Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Plus Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset High Yield Fund	Barclays U.S. Corporate High Yield – 2% Issuer Cap Index	Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Cap Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund	September 30, 2015

WESTERN ASSET FUNDS INC | Western Asset Inflation Indexed Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Inflation Indexed Plus Bond Fund	Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Intermediate Bond Fund	Barclays Intermediate U.S. Government Credit Index	Bloomberg Barclays Intermediate U.S. Government Credit Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Intermediate Bond Fund	September 30, 2015

WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Total Return Unconstrained Fund	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2015